Stockholders Equity (Details Narrative)										1 Months Ended				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2016 USD ($) shares	Sep. 14, 2016 USD ($) shares	Mar. 05, 2016 USD ($) shares	Feb. 10, 2016 USD ($) $ / shares shares	Jan. 01, 2016 USD ($) shares	Dec. 04, 2015 $ / shares	Sep. 10, 2015 $ / shares	May 05, 2015 $ / shares	Apr. 03, 2015 $ / shares	Oct. 27, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	May 18, 2016 shares	Feb. 28, 2016 $ / shares	Nov. 30, 2017 USD ($) Number $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Nov. 30, 2017 USD ($) Number $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Feb. 28, 2018 $ / shares	Feb. 28, 2017 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares
Aggregate shares | shares																					435,000
Common stock value														$ 677,218				$ 677,218			$ 526,060	$ 414,615
Granted shares | shares																		4,000,000			150,000	4,510,000
Accrued salary																					$ 20,000	$ 0
Exercise of stock options																					$ 11,948
Weighted-average volatility rate						122.00%	121.00%	125.00%	122.00%				126.00%							203.00%	180.00%
Weighted-average fair value of warrants granted | $ / shares						$ 0.14	$ 0.29	$ 0.21	$ 0.14				$ 0.15							$ 0.11	$ 0.08
Interest expense														(128,189)	$ (8,548)			$ (221,438)	$ (8,548)		$ (19,040)
Accumulated other comprehensive income														10,305				$ 10,305			1,868
Stock-based compensation expense																					$ 0	$ 271,116
Chief Executive Officer [Member]
Accrued salary				$ 129,231
Converted shares | shares				1,292,310
Exercise price | $ / shares				$ 0.15
Vesting period				12 years
Warrant [Member]
Aggregate shares | shares																					150,000	4,510,000
Exercise of stock options																					$ 11,948	$ 440,470
Warrants Outstanding | shares																					4,660,000
Warrants exercise price | $ / shares																					$ 0.14
Weighted average remaining exercise period																		5 years 7 months 24 days			56 months 4 days
Weighted-average volatility rate																					180.00%
Exercise of stock options per share | $ / shares																					$ 0.0797
Weighted-average fair value of warrants granted | $ / shares																						$ 0.15
Stock-based compensation expense																$ 0	$ 11,948
Rezserve Technologies [Member]
Aggregate shares | shares		3,000,000
Stock purchase agreement		100.00%
Aggregate purchased value		$ 1,480,000
Common stock value		1,080,000
Convertible note		$ 400,000
Interest rate		0.00%
Interest expense		$ (19,040)
Accumulated other comprehensive income		$ 1,868
Cityinformation B V [Member]
Common stock value										$ 821,667
Business acquisition, number of shares issued | shares										2,833,333
Stock Payable [Member]
Exercise of stock options
Fiscal 2017 Stock Transactions [Member]
Additional stock compensation expense																					$ 30,450
Common stock shares Issued, Shares | shares																					775,000
Common stock shares issued value																					$ 1,217,600
Aggregate purchased value	$ 731,250
Assets purchase agreement | shares	1,625,000
Expenses																					$ 812,912
Fiscal 2017 Stock Transactions [Member] | Chief Executive Officer [Member]
Granted shares | shares	8,292,309
Vesting period	2 years
Fiscal 2017 Stock Transactions [Member] | Investors [Member]
Common stock shares Issued, Shares | shares																					6,999,707
Common stock shares issued value																					$ 2,377,950
Fiscal 2017 Stock Transactions [Member] | Agreements to purchase [Member]
Common stock shares Issued, Shares | shares																					369,750
Common stock shares issued value																					$ 154,740
Paid in cash																					$ 46,500
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member]
Granted shares | shares																					2,220,000
Expenses																					$ 154,921
Fiscal 2017 Stock Transactions [Member] | Four advisors and employees [Member]
Granted shares | shares																					495,000
Expenses																					$ 44,508
Vesting period																					24 months
Fiscal 2017 Stock Transactions [Member] | Stock Payable [Member]
Common stock shares issued value																					$ 845,600
Fiscal 2017 Stock Transactions [Member] | Stock Payable [Member] | Investors [Member]
Common stock shares issued value																					$ 800,500
Fiscal 2017 Stock Transactions [Member] | Cloud.Market business [Member]
Common stock shares Issued, Shares | shares			750,000
Common stock shares issued value			$ 7,500
Additional paid-in capital			$ 60,000
Fiscal 2017 Stock Transactions [Member] | Robert W. Monster [Member]
Granted shares | shares												8,292,309
Vesting period												2 years
Fiscal 2018 Stock Transactions [Member]
Common stock shares Issued, Shares | shares																		745,000
Stock payable														$ 1,188,897				$ 1,188,897
Number of grants to employees | Number														7				7
Remaining shares stock payable														$ 352,500				$ 352,500
Common stock shares sold | shares																		3,351,250
Sale of stock, consideration received																		$ 554,500
Fiscal 2018 Stock Transactions [Member] | Cityinformation B V [Member]
Business acquisition, number of shares issued | shares										2,833,333
Business acquisition, value of shares issued										$ 821,667
Closing price common stock per share | $ / shares										$ 0.29
Fiscal 2018 Stock Transactions [Member] | Stock Payable [Member]
Common stock shares Issued, Shares | shares																		8,039,382
Fiscal 2018 Stock Transactions [Member] | Comencia, Inc. [Member]
Business acquisition, number of shares issued | shares										2,500,000
Fiscal 2018 Stock Transactions [Member] | Comencia, Inc. [Member] | On july 1, 2017 [Member]
Business acquisition, value of shares issued														$ 750,000				$ 750,000
Closing price common stock per share | $ / shares														$ 0.30				$ 0.30
Fiscal 2016 Stock Transactions [Member]
Common stock shares Issued, Shares | shares					750,000																4,927,000	41,000
Common stock shares issued value					$ 7,500																$ 895,250	$ 11,500
Expenses																					214,518	779,325
Fair market value warrants issued																					179,906	152,628
Warrants																					$ 98,594
Exercise price | $ / shares																					$ 0.15
Exercise of stock options																					$ 109,846	$ 19,385
Fiscal 2016 Stock Transactions [Member] | Chief Executive Officer [Member]
Common stock shares Issued, Shares | shares				3,312,811
Accrued salary				$ 129,231
Converted shares | shares				1,292,310
Exercise price | $ / shares				$ 0.15
Vesting period				12 months
Minimum [Member] | Warrant [Member]
Warrants expiration date																					1 year
Exercise Prices | $ / shares														0.10				0.10			$ 0.10	$ 0.10
Weighted-average volatility rate																						121.00%
Exercise of stock options per share | $ / shares																						$ 0.13
Minimum [Member] | Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member]
Granted shares | shares																					250,000
Vesting period																					12 months
Maximum [Member] | Warrant [Member]
Warrants expiration date																					10 years
Exercise Prices | $ / shares														$ 0.30				$ 0.30			$ 0.30	$ 0.30
Weighted-average volatility rate																						125.00%
Exercise of stock options per share | $ / shares																						$ 0.285
Maximum [Member] | Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member]
Granted shares | shares																					1,000,000
Vesting period																					48 months
Warrant [Member]
Warrants Outstanding | shares														150,000	4,510,000			150,000	4,510,000
Weighted-average volatility rate																		180.00%
Exercise of stock options per share | $ / shares																		$ 0.0797
Estimated fair value of warrants														$ 11,948	$ 440,470			$ 11,948	$ 440,470
Additional vested warrants | $ / shares															$ 0.15				$ 0.15
Vested expired date																			Jan. 01, 2017
Warrant [Member] | Fiscal 2017 Stock Transactions [Member]
Warrants Outstanding | shares											4,000,000			8,660,000				8,660,000
Warrants exercise price | $ / shares																		$ 0.14
Warrants expiration date																		10 years
Weighted average remaining exercise period																		5 years 10 months 25 days
Estimated fair value of warrants											$ 880,918
Warrant [Member] | Minimum [Member]
Exercise price | $ / shares																		$ 0.10	$ 0.10
Weighted-average volatility rate																			121.00%
Exercise of stock options per share | $ / shares																			$ 0.13
Warrant [Member] | Minimum [Member] | Fiscal 2017 Stock Transactions [Member]
Exercise price | $ / shares											$ 0.10
Weighted-average volatility rate											202.10%
Exercise of stock options per share | $ / shares											$ 0.2040
Warrant [Member] | Maximum [Member]
Exercise price | $ / shares																		$ 0.30	$ 0.30
Weighted-average volatility rate																			125.00%
Exercise of stock options per share | $ / shares																			$ 0.285
Warrant [Member] | Maximum [Member] | Fiscal 2017 Stock Transactions [Member]
Exercise price | $ / shares											$ 0.15
Weighted-average volatility rate											205.35%
Exercise of stock options per share | $ / shares											$ 0.2690